Investments (Tables)	12 Months Ended
Dec. 31, 2017
Investment

The following table summarizes the Group’s investment balances:

	As of December 31, (Amount in Thousands)
	2016	2017	2017
	RMB	RMB	US$
Short-term investments
- Held-to-maturity investments
- Fixed income products	144,580	65,000	9,990
Total held-to-maturity investments	144,580	65,000	9,990
- Available-for-sale investments
- Fixed income products	154,594	95,345	14,655
Total available-for-sale investments	154,594	95,345	14,655
Total short-term investments	299,174	160,345	24,645
Long-term investments
- Held-to-maturity investments
- Fixed income products	134,500	205,500	31,585
Total held-to-maturity investments	134,500	205,500	31,585
- Available-for-sale investments
- Listed equity securities	—	294,080	45,199
- Fixed income product	—	138,897	21,348
Total available-for-sale investments	—	432,977	66,547
- Investments held by consolidated investment funds	—	49,029	7,536
- Other long-term investments
- Private equity funds products	95,569	147,800	22,716
- Other investments	116,851	152,960	23,510
Total other long-term investments	212,420	300,760	46,226
Total long-term investments	346,920	988,266	151,894
Total investments	646,094	1,148,611	176,539